Document and Entity Information	Feb. 01, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	DXC Technology Co
Amendment Flag	false
Entity Central Index Key	0001688568
Document Type	8-K
Document Period End Date	Feb. 01, 2024
Entity Incorporation State Country Code	NV
Entity File Number	001-38033
Entity Tax Identification Number	61-1800317
Entity Address, Address Line One	20408 Bashan Drive
Entity Address, Address Line Two	Suite 231
Entity Address, City or Town	Ashburn
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20147
City Area Code	(703)
Local Phone Number	972-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	DXC
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Senior Notes Due 2026
Trading Symbol	DXC 26
Security Exchange Name	NYSE